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AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 21, 2015 TO THE CURRENT PROSPECTUS FOR INVESTMENT
EDGE(R)

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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to provide you with information regarding certain changes to the Prospectus. Please note the following changes:

PORTFOLIO MERGERS

The Boards of Trustees of EQ Advisors Trust and AXA Premier VIP Trust (each, a "Trust" and collectively, the "Trusts") have approved forms of Plans of Reorganization ("Reorganization Plans"), which provide for the reorganization of each of the Replaced Portfolios listed below into a corresponding Proposed Surviving Portfolio of the respective Trust (each, a "merger" and collectively, the "mergers").

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 AXA PREMIER VIP TRUST                 AXA PREMIER VIP TRUST
 (REPLACED PORTFOLIO)                  (SURVIVING PORTFOLIO)
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Charter/SM/ Alternative 100            Charter/SM/ Alternative 100 Moderate
Conservative Plus Portfolio            Portfolio
Charter/SM/ Alternative 100 Growth
Portfolio
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Charter/SM/ International              Charter/SM/ International Moderate
Conservative Portfolio                 Portfolio
Charter/SM/ International Growth
Portfolio
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 AXA PREMIER VIP TRUST                 EQ ADVISORS TRUST
 (REPLACED PORTFOLIO)                  (SURVIVING PORTFOLIO)
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Charter/SM/ Equity Portfolio           EQ/Common Stock Index Portfolio
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Charter/SM/ Fixed Income Portfolio     EQ/Core Bond Index Portfolio
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The Portfolios will be involved in planned mergers effective on or about
September 25, 2015, subject to regulatory and shareholder approvals. If approved, on the date of the scheduled mergers interests in certain investment options (the "surviving options") will replace interests in current investment options (the "replaced options"), as listed in the table above. We will move the assets from each replaced option into the applicable surviving option on the date of the scheduled merger. The value of your interest in each surviving option will be the same as it was in the corresponding replaced option. We will also automatically direct any contributions made to a replaced option to the applicable surviving option. Any allocation election to a replaced option will be considered as an allocation election to the applicable surviving option. For more information about these Portfolio mergers, please contact our customer service representative.

     Distributed by affiliate AXA Advisors, LLC and for certain contracts co-distributed by affiliate
                             AXA Distributors, LLC
                          1290 Avenue of the Americas
                              New York, NY 10104.

   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                   Inforce/IE
                   IM-44-15 (8/15)                                       #70201
                   SAR Mail                           Catalog No. 154158 (8/15)